Income taxes - DTL (Detail 3.2) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Deferred Tax Liabilities [Line Items]
Goodwill and intangible assets	$ 26	$ 19
Other	62	35
Total deferred tax liabilities	88	54
UBS AG
Disclosure Of Deferred Tax Liabilities [Line Items]
Goodwill and intangible assets	26	19
Other	62	32
Total deferred tax liabilities	$ 88	$ 51